Goodwill and Purchased Intangibles Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 0
Goodwill acquired	9,373,000
Goodwill adjustments	221,000
Foreign currency translation adjustments	(354,000)
Ending balance	$ 9,240,000